Shareholder Report, Holdings (Details)	Jun. 30, 2024
The Bond Fund of America® Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-6 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-6 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-6 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-6 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-6 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-6 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-5 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-5 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-5 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-5 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-5 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-5 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-5 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-5E [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-5E [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-5E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-5E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-5E [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-5E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-5E [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-4 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-4 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-4 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-4 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-4 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-4 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-3 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-3 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-3 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-3 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-2E | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-2E | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-2E | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-2 | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-2 | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class R-1 | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class R-1 | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class R-1 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-F-3[Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-F-3[Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-F-3[Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-F-3[Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-F-3[Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-F-3[Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-F-3[Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-F-3[Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-F-3[Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-F-3[Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-F-2 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-F-2 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-F-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-F-2 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-F-2 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-F-1 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-F-1 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-F-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-F-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-F-1 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-F-1 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-T[Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-T[Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-T[Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-T[Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-T[Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-T[Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-T[Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-T[Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-T[Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-T[Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-E [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-E [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-E [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-E [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-C [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-C [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-C [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-C [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-C [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class 529-A [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class 529-A [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class 529-A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class 529-A [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class 529-A [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class 529-A [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class F-3 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class F-3 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class F-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class F-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class F-3 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class F-3 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class F-2 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class F-2 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class F-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class F-2 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class F-2 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class F-1 [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class F-1 [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class F-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class F-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class F-1 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class F-1 [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class T [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class T [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class T [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class T [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class T [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class T [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class C [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class C [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class C [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class C [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class C [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
The Bond Fund of America® Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
The Bond Fund of America® Class A [Member] | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
The Bond Fund of America® Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.82%
The Bond Fund of America® Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
The Bond Fund of America® Class A [Member] | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America® Class A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Bond Fund of America® Class A [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
The Bond Fund of America® Class A [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America® Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America® Class A [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]

[1]	Includes derivatives.